UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      530,143
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALBEMARLE CORP               COM             012653101    6,908   171,000 SH       SOLE                  171,000      0    0
ANADARKO PETE CORP           COM             032511107   31,065   492,700 SH       SOLE                  492,700      0    0
AIR PRODS & CHEMS INC        COM             009158106    1,405    18,400 SH       SOLE                   18,400      0    0
BARRETT BILL CORP            COM             06846N104    5,491   151,520 SH       SOLE                  151,520      0    0
BP PLC                       SPONSORED ADR   055622104   21,032   583,100 SH       SOLE                  583,100      0    0
PEABODY ENERGY CORP          COM             704549104   10,855   320,400 SH       SOLE                  320,400      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   14,905   358,800 SH       SOLE                  358,800      0    0
COBALT INTL ENERGY INC       COM             19075F106    4,094   531,018 SH       SOLE                  531,018      0    0
CONTINENTAL RESOURCES INC    COM             212015101   15,977   330,300 SH       SOLE                  330,300      0    0
CANADIAN NAT RES LTD         COM             136385101   17,070   583,200 SH       SOLE                  583,200      0    0
CABOT OIL & GAS CORP         COM             127097103   27,188   439,155 SH       SOLE                  439,155      0    0
CARBO CERAMICS INC           COM             140781105    5,608    54,700 SH       SOLE                   54,700      0    0
CHEVRON CORP NEW             COM             166764100   11,944   129,000 SH       SOLE                  129,000      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102   14,205   259,500 SH       SOLE                  259,500      0    0
DRESSER-RAND GROUP INC       COM             261608103    3,830    94,500 SH       SOLE                   94,500      0    0
DYCOM INDS INC               COM             267475101      713    46,600 SH       SOLE                   46,600      0    0
ENI S P A                    SPONSORED ADR   26874R108    7,441   211,800 SH       SOLE                  211,800      0    0
ENERGEN CORP                 COM             29265N108    9,797   239,600 SH       SOLE                  239,600      0    0
EL PASO CORP                 COM             28336L109   25,336 1,449,400 SH       SOLE                1,449,400      0    0
ENERPLUS CORP                COM             292766102    3,731   151,200 SH       SOLE                  151,200      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109    1,831    45,300 SH       SOLE                   45,300      0    0
FMC TECHNOLOGIES INC         COM             30249U101    5,399   143,600 SH       SOLE                  143,600      0    0
GRACE W R & CO DEL NEW       COM             38388F108    2,537    76,200 SH       SOLE                   76,200      0    0
CHART INDS INC               COM PAR $0.01   16115Q308      751    17,800 SH       SOLE                   17,800      0    0
HERCULES OFFSHORE INC        COM             427093109    4,025 1,383,000 SH       SOLE                1,383,000      0    0
HESS CORP                    COM             42809H107   29,598   564,200 SH       SOLE                  564,200      0    0
HOLLYFRONTIER CORP           COM             436106108    3,125   119,200 SH       SOLE                  119,200      0    0
KBR INC                      COM             48242W106   13,443   568,900 SH       SOLE                  568,900      0    0
KEY ENERGY SVCS INC          COM             492914106    2,007   211,500 SH       SOLE                  211,500      0    0
LUFKIN INDS INC              COM             549764108    1,995    37,500 SH       SOLE                   37,500      0    0
MARATHON PETE CORP           COM             56585A102   13,591   502,250 SH       SOLE                  502,250      0    0
MARATHON OIL CORP            COM             565849106    8,677   402,100 SH       SOLE                  402,100      0    0
MASTEC INC                   COM             576323109    1,601    90,900 SH       SOLE                   90,900      0    0
MYR GROUP INC DEL            COM             55405W104      407    23,100 SH       SOLE                   23,100      0    0
NOBLE ENERGY INC             COM             655044105   17,240   243,500 SH       SOLE                  243,500      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    7,604   259,070 SH       SOLE                  259,070      0    0
NEWFIELD EXPL CO             COM             651290108   18,302   461,126 SH       SOLE                  461,126      0    0
NISOURCE INC                 COM             65473P105    1,016    47,500 SH       SOLE                   47,500      0    0
NEWPARK RES INC              COM PAR $.01NEW 651718504    1,335   219,200 SH       SOLE                  219,200      0    0
OCEANEERING INTL INC         COM             675232102    9,287   262,800 SH       SOLE                  262,800      0    0
OIL STS INTL INC             COM             678026105    4,868    95,605 SH       SOLE                   95,605      0    0
PPG INDS INC                 COM             693506107    3,476    49,200 SH       SOLE                   49,200      0    0
QUANTA SVCS INC              COM             74762E102    1,325    70,500 SH       SOLE                   70,500      0    0
ROWAN COS INC                COM             779382100    2,394    79,300 SH       SOLE                   79,300      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    2,511    52,600 SH       SOLE                   52,600      0    0
RANGE RES CORP               COM             75281A109      976    16,700 SH       SOLE                   16,700      0    0
SEADRILL LIMITED             SHS             G7945E105    6,549   237,900 SH       SOLE                  237,900      0    0
SWIFT ENERGY CO              COM             870738101    8,535   350,667 SH       SOLE                  350,667      0    0
STONE ENERGY CORP            COM             861642106    7,319   451,524 SH       SOLE                  451,524      0    0
SHAW GROUP INC               COM             820280105    3,211   147,722 SH       SOLE                  147,722      0    0
SM ENERGY CO                 COM             78454L100   19,960   329,100 SH       SOLE                  329,100      0    0
SUNCOR ENERGY INC NEW        COM             867224107   36,237 1,424,400 SH       SOLE                1,424,400      0    0
TALISMAN ENERGY INC          COM             87425E103   11,890   969,000 SH       SOLE                  969,000      0    0
TOTAL S A                    SPONSORED ADR   89151E109   20,505   467,400 SH       SOLE                  467,400      0    0
TETRA TECH INC NEW           COM             88162G103      963    51,400 SH       SOLE                   51,400      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    4,721   265,500 SH       SOLE                  265,500      0    0
WILLIAMS COS INC DEL         COM             969457100    6,087   250,100 SH       SOLE                  250,100      0    0
CIMAREX ENERGY CO            COM             171798101    6,250   112,200 SH       SOLE                  112,200      0    0


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